Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of December 31:

	2022	2023	2023
	HK$	HK$	US$
Rental and utility deposits	479,076	431,972	55,304
Prepayments	346,064	371,143	47,516
	825,140	803,115	102,820
Less: amount classified as long term deposit	(479,076)	(431,972)	(55,304)
Prepaid expense and other current asset	346,064	371,143	47,516